Discontinued Operations and Assets Held for Sale - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	£ 0	£ 0
Cash flows from (used in) operating activities, discontinued operations	0	1,754
Cash flows from (used in) investing activities, discontinued operations	0	0
Cash flows from (used in) financing activities, discontinued operations	£ 0	£ 0